Summary of Quarterly Results of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012
Quarterly Financial Information [Line Items]
Goodwill and other asset impairments		$ 22,012,000	$ 22,012,000	$ 22,012,000
Deferred tax assets valuation allowances	$ 1,600,000	$ 14,500,000		$ 16,100,000